Note 5 - Gain on Sale of Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment	$ 1,356
Proceeds from sales of property, plant and equipment	2,297		(3)
Repayments of bank loan	1,023
Amaroo solar project in Australia [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment	1,100
Proceeds from sales of property, plant and equipment	2,000
Disposals, property, plant and equipment	900
Property & equipment assets by the Aevitas business [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment	$ 200